Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Schedule of trade and other receivables
	December 31,
	2017	2016

Credit cards	676.3	457.7
Travel agencies	92.9	73.2
Other receivables	152.1	147.7
Allowance for doubtful accounts	(6.9)	(5.3)

	914.4	673.3

Schedule of changes in the allowance for doubtful accounts
	December 31,
	2017	2016

Balance at the beginning of the year	5.3	8.1
Increases	2.4	1.5
Reversals	(0.8)	(4.3)

Balance at the end of the year	6.9	5.3

Schedule of accounts receivables
	December 31,
	2017	2016

Not yet due	747.3	668.6
Up to 90 days	167.1	4.7
Over 91 days	6.9	5.3

	921.3	678.6